Quarterly Report
July 31, 2019
MFS®  Municipal Income Trust

Portfolio of Investments
7/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 138.2%
Alabama - 3.0%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	$180,000	$204,975
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	190,000	215,146
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	270,000	300,710
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	285,000	320,750
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2028 (a)(d)	340,000	283,227
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2043 (a)(d)	440,000	320,624
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	170,000	136,213
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	245,000	160,644
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	350,000	160,769
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	660,000	283,569
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	185,000	198,196
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	275,000	311,149
Lower, AL, Gas District Project Rev., “A”, 5%, 9/01/2046	335,000	455,473
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	290,000	311,472
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/2035	565,000	610,838
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	990,000	1,072,823
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	2,530,000	2,806,757
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2044	480,000	580,022
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	295,000	354,265
		$9,087,622
Alaska - 0.1%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2030	$125,000	$137,111
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2031	180,000	196,414
		$333,525
Arizona - 3.6%
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037	$35,000	$38,046
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047	65,000	69,552
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051	170,000	181,310
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037	70,000	76,091
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047	65,000	69,552
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051	60,000	63,992
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 3.75%, 12/15/2029	40,000	41,217
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 5%, 12/15/2039	30,000	32,559
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 5%, 12/15/2049	45,000	48,139
Arizona Industrial Development Authority, Senior Living Rev. (Great Lakes Senior Living Facilities LLC, First Tier), “A”, 5%, 1/01/2043	250,000	281,373
Arizona Industrial Development Authority, Senior Living Rev. (Great Lakes Senior Living Facilities LLC, First Tier), “A”, 5%, 1/01/2054	620,000	687,828
Arizona Transportation Board Highway Rev., “A”, 5%, 7/01/2036 (Prerefunded 7/01/2021)	1,290,000	1,385,782
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2048	115,000	121,136
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2048	100,000	112,703
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	240,000	257,352
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	80,000	85,784
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045	380,000	401,052
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046	190,000	200,423
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/2042	345,000	359,763
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	850,000	926,304

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	$100,000	$110,192
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	85,000	92,704
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	530,000	569,305
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	150,000	163,007
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/2034	270,000	309,812
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	310,000	331,901
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/2044	430,000	491,112
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	340,000	358,285
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	675,000	685,395
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	575,000	582,969
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2042	160,000	183,248
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4.75%, 6/15/2037	325,000	333,125
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2047	305,000	313,095
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2052	360,000	369,061
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6%, 12/01/2032	115,000	121,586
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2042	320,000	338,774
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2046	170,000	179,818
		$10,973,347
Arkansas - 0.5%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	$60,000	$67,945
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	85,000	96,829
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	65,000	67,699
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	135,000	140,346
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	15,000	15,182
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2039	920,000	1,022,350
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	230,000	254,654
		$1,665,005
California - 10.7%
Alameda, CA, Corridor Transportation Authority Senior Lien Rev., “A”, AGM, 5%, 10/01/2028	$125,000	$143,931
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2031	525,000	400,034
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2031	240,000	254,873
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/2031 (Prerefunded 8/15/2020)	1,295,000	1,360,048
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	210,000	315,109
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	340,000	516,960
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	170,000	195,876
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	65,000	71,898
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	170,000	193,950
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	160,000	179,579
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	25,000	27,968
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	250,000	262,398
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040 (Prerefunded 6/01/2020)	530,000	553,267
California Municipal Finance Authority Rev. (William Jessup), 5%, 8/01/2039	235,000	261,167
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Calplant I Project), 7.5%, 12/01/2039	980,000	935,743
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039	750,000	815,303
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/2045	845,000	902,063
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	25,000	28,750
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	55,000	62,484
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	55,000	61,594
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	1,985,000	2,297,538

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	$70,000	$80,245
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	180,000	199,593
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	190,000	209,629
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/2049	100,000	110,666
California State University Rev., “A”, 5%, 11/01/2037	1,950,000	2,116,861
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.125%, 11/01/2023	175,000	186,711
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/2033	325,000	377,156
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041	190,000	218,321
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/2038	350,000	409,238
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	105,000	113,071
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	145,000	163,957
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	450,000	505,760
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	855,000	946,365
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046	585,000	649,315
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	450,000	504,356
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049	175,000	198,578
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052	115,000	129,982
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 5/01/2029	660,000	664,910
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/2034	470,000	471,894
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2041	3,095,000	3,425,236
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2030	160,000	183,355
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036	215,000	217,804
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5.25%, 6/01/2047	280,000	285,373
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 5%, 6/01/2040	305,000	349,341
Hawthorne, CA, School District (Election of 2018), “A”, BAM, 4%, 8/01/2047	1,395,000	1,523,298
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	375,000	422,460
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/2042	300,000	341,190
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2036	90,000	95,626
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2034	70,000	77,818
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2044	115,000	127,113
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	145,000	113,950
Morongo Band of Mission Indians California Rev., “B”, 5%, 10/01/2042 (n)	300,000	336,756
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 8/01/2043	1,275,000	348,037
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	50,000	56,504
State of California, 5.25%, 10/01/2028	660,000	718,093
State of California, 5.25%, 9/01/2030	1,560,000	1,691,461
State of California, 5.25%, 4/01/2035	1,285,000	1,424,307
Upland, CA, (San Antonio Community Hospital), COP, 6.375%, 1/01/2032 (Prerefunded 1/01/2021)	1,750,000	1,881,705
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/2044	810,000	896,330
		$32,612,898
Colorado - 3.4%
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), 5%, 12/01/2031	$130,000	$147,889
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	75,000	81,189
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	70,000	79,808
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	70,000	78,830
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/2043	400,000	453,992
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2033	650,000	703,300

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043	$170,000	$196,763
Colorado Health Facilities Hospital Authority Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2038	330,000	370,197
Colorado Health Facilities Hospital Authority Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2043	700,000	773,101
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	1,180,000	1,219,200
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	590,000	609,600
Denver, CO, Broadway Station Metropolitan District No. 2, “A”, 5.125%, 12/01/2048	500,000	522,080
Denver, CO, City & County Special Facilities Airport Refunding Rev. (United Airlines), 5%, 10/01/2032	475,000	517,997
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	125,000	145,083
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	75,000	86,887
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	205,000	236,303
Denver, CO, Health & Hospital Authority Rev. (550 Acoma, Inc.), COP, 5%, 12/01/2048	155,000	177,962
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	175,000	192,392
E-470 Public Highway Authority Rev., CO, Capital Appreciation, “B”, NATL, 0%, 9/01/2027	4,115,000	2,735,199
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2045	710,000	800,610
Tallyn's Reach, CO, Metropolitan District No. 3, 5%, 12/01/2033	101,000	107,243
Tallyn's Reach, CO, Metropolitan District No. 3, 5.125%, 11/01/2038	111,000	117,772
		$10,353,397
Connecticut - 0.6%
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2031	$315,000	$379,594
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	1,235,000	1,286,055
Mohegan Tribe Indians, CT, Gaming Authority Rev., “C”, 4.75%, 2/01/2020 (n)	190,000	191,953
		$1,857,602
Delaware - 0.5%
Delaware Economic Development Authority Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2036	$260,000	$281,851
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), 5%, 9/01/2042	180,000	189,358
Delaware Health Facilities Authority Rev., 5%, 6/01/2043	355,000	411,747
Delaware Health Facilities Authority Rev., 5%, 6/01/2048	180,000	207,915
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover LLC-Delaware State University Project), “A”, 5%, 7/01/2048	115,000	125,460
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover LLC-Delaware State University Project), “A”, 5%, 7/01/2058	140,000	151,159
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover, LLC-Delaware State University Project), “A”, 5%, 7/01/2053	105,000	114,156
		$1,481,646
District of Columbia - 0.2%
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2033 (Prerefunded 7/01/2023)	$80,000	$94,841
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2043 (Prerefunded 7/01/2023)	200,000	237,102
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	115,000	115,290
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056	280,000	294,800
		$742,033
Florida - 8.5%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/2034	$165,000	$149,642
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/2044	410,000	359,742
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/2049	230,000	202,384
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	95,000	103,370
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/2030	145,000	159,343
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/2033	70,000	76,682
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/2034	105,000	115,230
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/2039	1,055,000	1,063,208
Cape Coral, FL, Health Facilities Authority, Senior Housing Rev. (Gulf Care, Inc. Project), 5.875%, 7/01/2040	410,000	446,064
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	285,000	295,343
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	890,000	961,743

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035 (a)	$110,000	$104,412
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)	1,050,000	996,492
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2035	245,000	274,780
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046	335,000	369,512
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	615,000	641,648
Florida Capital Trust Agency, Education Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2038	100,000	110,886
Florida Capital Trust Agency, Education Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2048	120,000	130,808
Florida Capital Trust Agency, Education Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2047	110,000	115,346
Florida Capital Trust Agency, Education Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2052	100,000	104,157
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2039	240,000	249,307
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2049	950,000	980,020
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.25%, 6/15/2036	110,000	124,873
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.375%, 6/15/2046	185,000	209,020
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/2032	295,000	305,045
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2040	380,000	389,983
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 7.625%, 6/15/2041	1,460,000	1,566,857
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2043	615,000	630,762
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037	135,000	141,893
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047	355,000	370,833
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033	170,000	183,212
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038	150,000	162,000
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048	280,000	304,772
Homestead, FL, Community Development District, Special Assessment, “A”, 6%, 5/01/2037	660,000	632,564
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053	185,000	199,639
Jacksonville, FL, Electric Authority Systems Rev., “B”, 5%, 10/01/2032	315,000	380,655
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	270,000	291,146
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/2038	350,000	350,231
Marshall Creek, FL, Community Development District Rev. (St. John's County), “A”, 5%, 5/01/2032	195,000	200,472
Martin County, FL, Health Facilities Authority Hospital Rev. (Cleveland Clinic Health System), “A”, 4%, 1/01/2046	435,000	475,359
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	540,000	583,956
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	1,580,000	1,780,644
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	200,000	211,376
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	115,000	120,673
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	100,000	104,933
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/2016 (d)(q)	445,000	351,550
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	745,000	838,043
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2034	45,000	54,337
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/2038	755,000	755,143
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	275,000	310,085
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	180,000	185,337
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	335,000	343,985
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	190,000	201,020
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	265,000	318,864
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	100,000	105,098
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2047	110,000	120,188
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2052	200,000	218,092
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/2029	255,000	255,801
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/2039	385,000	386,251

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
St. John's County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/2045 (Prerefunded 8/01/2020)	$1,565,000	$1,638,915
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 11/01/2010 (d)	152,041	97,306
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	35,000	39,721
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	35,000	39,267
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	70,000	77,189
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	215,000	234,892
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	295,000	329,294
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	230,000	255,714
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	150,000	169,572
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/2035	335,000	352,641
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	605,000	634,712
		$26,044,034
Georgia - 3.1%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/2033	$185,000	$204,403
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/2043	185,000	203,282
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 4%, 7/01/2044	415,000	457,056
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 4%, 7/01/2049	620,000	679,960
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	555,000	587,556
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	85,000	95,936
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	150,000	167,533
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2038	160,000	176,755
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc. Project), 6.125%, 9/01/2040 (Prerefunded 9/01/2020)	1,150,000	1,208,696
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2028	1,100,000	1,192,873
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2029	270,000	292,675
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2030	910,000	986,012
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2041	1,965,000	2,125,187
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	285,000	352,320
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	210,000	246,164
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2037	255,000	285,478
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2047	175,000	192,864
		$9,454,750
Guam - 0.6%
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.625%, 12/01/2030	$380,000	$390,127
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/2040	990,000	1,019,532
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	170,000	172,873
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2020	80,000	82,497
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	235,000	250,101
		$1,915,130
Hawaii - 0.4%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/2029 (Prerefunded 11/15/2019)	$100,000	$102,140
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/2044 (Prerefunded 11/15/2019)	275,000	281,050
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030	220,000	229,409
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2035	125,000	128,755
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045	125,000	127,007
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	205,000	223,393

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Hawaii - continued
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	$130,000	$141,664
		$1,233,418
Idaho - 0.2%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$80,000	$88,746
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 4%, 3/01/2038	360,000	383,483
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2049	105,000	119,682
		$591,911
Illinois - 13.5%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$1,030,000	$1,031,545
Chicago, IL, “A”, 5.25%, 1/01/2028	65,000	71,457
Chicago, IL, “A”, 5%, 1/01/2036	205,000	218,852
Chicago, IL, “A”, 5%, 1/01/2040	245,000	271,546
Chicago, IL, “A”, 5%, 1/01/2044	760,000	838,546
Chicago, IL, “A”, 5.5%, 1/01/2049	790,000	906,399
Chicago, IL, “A”, AGM, 5%, 1/01/2027	35,000	35,100
Chicago, IL, “A”, AGM, 5%, 1/01/2028 (Prerefunded 1/01/2020)	880,000	895,286
Chicago, IL, “A”, AGM, 4.75%, 1/01/2030	45,000	45,107
Chicago, IL, “A”, AGM, 4.625%, 1/01/2031	70,000	70,158
Chicago, IL, “A”, AGM, 5%, 1/01/2037	510,000	511,402
Chicago, IL, “C”, NATL, 5%, 1/01/2029	615,000	617,220
Chicago, IL, “D”, 5.5%, 1/01/2033	170,000	189,752
Chicago, IL, Board of Education, 5%, 12/01/2042	250,000	260,950
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	975,000	1,077,199
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2028	530,000	403,452
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2029	460,000	335,745
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2030	185,000	128,938
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2019	125,000	124,053
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	160,000	175,666
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	1,915,000	2,248,344
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	330,000	396,693
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2031	635,000	759,022
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2032	545,000	649,051
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 7%, 12/01/2046	680,000	848,164
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	110,000	133,150
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2033	105,000	124,594
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2034	110,000	129,991
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	110,000	129,514
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	485,000	542,550
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	745,000	828,224
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	480,000	521,760
Chicago, IL, General Obligation, “A”, 6%, 1/01/2038	515,000	602,885
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2030	1,260,000	1,358,141
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	50,000	59,277
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	160,000	186,491
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	490,000	565,063
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	135,000	151,496
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	70,000	78,429
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	270,000	304,457
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	395,000	463,615
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2053	220,000	256,969
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2029	275,000	295,039
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2030	550,000	588,901
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031	105,000	112,343

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Cook County, IL, 5%, 11/15/2034	$75,000	$86,637
Cook County, IL, 5%, 11/15/2035	285,000	328,232
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	905,000	1,026,170
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	277,000	277,175
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 5/15/2027 (Prerefunded 5/15/2020)	300,000	311,520
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 5/15/2027	550,000	564,525
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	250,000	290,473
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	250,000	289,133
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2/15/2045 (Prerefunded 2/15/2020)	500,000	516,140
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/2033	395,000	413,774
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/2043	485,000	511,287
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.5%, 5/15/2027	55,000	57,908
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/2042	525,000	542,209
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	295,000	348,634
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041	1,025,000	1,114,728
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	615,000	717,348
Illinois Finance Authority Rev. (Presence Health), ETM, 4%, 2/15/2041 (Prerefunded 2/15/2027)	5,000	5,849
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	360,000	405,940
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	70,000	78,662
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	105,000	117,655
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	90,000	100,878
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	110,000	122,895
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/2035	800,000	904,688
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	10,000	11,675
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	45,000	51,040
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	90,000	100,385
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	45,000	50,092
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/2031 (Prerefunded 4/01/2021)	415,000	452,968
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	1,215,000	1,294,437
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	2,645,000	2,875,644
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2047	2,565,000	922,579
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	235,000	254,395
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	135,000	146,792
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	100,000	102,548
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	110,000	112,520
State of Illinois, 5%, 11/01/2027	915,000	1,039,303
State of Illinois, 4.125%, 11/01/2031	180,000	186,071
State of Illinois, 4.5%, 11/01/2039	255,000	265,238
State of Illinois, AGM, 5%, 2/01/2027	230,000	258,173
State of Illinois, NATL, 6%, 11/01/2026	635,000	747,128
State of Illinois, “D”, 5%, 11/01/2028	890,000	1,005,380
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2043	720,000	811,498
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2048	715,000	801,265
		$41,164,127
Indiana - 2.3%
Indiana Finance Authority Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	$670,000	$756,919
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/2041	535,000	607,011
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 3/01/2032	740,000	767,092
Indiana Finance Authority Rev. (Marquette Project), 5%, 3/01/2039	185,000	192,877
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	70,000	77,695
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	180,000	195,334

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035	$300,000	$329,742
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	820,000	894,300
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	240,000	260,964
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2042	170,000	174,228
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	55,000	65,800
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	40,000	47,674
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	50,000	59,068
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2038	155,000	180,482
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	615,000	716,131
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	1,475,000	1,726,502
		$7,051,819
Iowa - 0.7%
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	$90,000	$98,493
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	75,000	81,373
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	130,000	139,780
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	40,000	40,317
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	5,000	5,135
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/2025	25,000	26,132
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/2026	25,000	26,131
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/2028	50,000	52,242
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 6/01/2034	1,635,000	1,635,114
		$2,104,717
Kansas - 1.0%
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2038	$400,000	$451,908
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2042	200,000	224,678
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	165,000	185,632
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	75,000	83,515
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2030	85,000	95,625
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2032	75,000	83,693
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2039	100,000	109,911
Wichita, KS, Health Care Facilities Rev. (Kansas Masonic Home), “II-A”, 5%, 12/01/2031	65,000	70,249
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/2043	465,000	499,354
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	115,000	122,302
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	180,000	189,531
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 3%, 9/01/2023	120,000	121,766
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	300,000	304,758
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	130,000	134,172
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	360,000	403,816
		$3,080,910
Kentucky - 2.9%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$75,000	$91,579
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	75,000	91,279
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	80,000	96,990
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2/01/2035	570,000	606,982
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	555,000	443,495
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	535,000	427,502
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	430,000	449,492
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	200,000	209,578
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	55,000	63,454

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	$495,000	$564,478
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	320,000	362,694
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	250,000	283,415
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	165,000	185,363
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	125,000	143,603
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	205,000	228,606
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	1,095,000	1,141,110
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	235,000	251,861
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	650,000	685,490
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	165,000	173,509
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Miralea Project), 7.25%, 5/15/2041 (Prerefunded 5/15/2021)	250,000	276,547
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Miralea Project), 7.375%, 5/15/2046 (Prerefunded 5/15/2021)	255,000	282,639
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “B-1”, 5%, 6/01/2036	725,000	823,419
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2034	160,000	178,917
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2035	260,000	289,799
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/2039	400,000	401,440
		$8,753,241
Louisiana - 2.9%
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	$595,000	$593,512
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	375,000	374,063
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Cameron Parish, Louisiana Gomesa Project), 5.65%, 11/01/2037	100,000	111,741
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	950,000	987,914
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	170,000	188,025
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	650,000	724,418
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Tangipahoa Parish, Louisiana Gomesa Project), 5.375%, 11/01/2038	185,000	199,663
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Terrebonne Parish, Louisiana Gomesa Project), 5.5%, 11/01/2039	160,000	171,582
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Vermilion Parish, Louisiana Gomesa Project), 4.625%, 11/01/2038	140,000	143,164
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/2029	610,000	640,073
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 5.75%, 2/01/2032	100,000	105,987
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.125%, 2/01/2037	325,000	348,257
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.25%, 2/01/2047	265,000	283,942
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2029	100,000	112,828
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039	110,000	119,207
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054	185,000	196,662
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/2034	1,115,000	1,150,435

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	$595,000	$573,503
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2040	120,000	134,896
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/2045	325,000	364,553
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2045	145,000	162,165
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	1,165,000	1,228,120
		$8,914,710
Maine - 0.3%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-2”, 4.375%, 8/01/2035 (Put Date 8/01/2025)	$135,000	$145,196
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025	595,000	663,312
		$808,508
Maryland - 1.3%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2039	$175,000	$200,938
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	155,000	175,786
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	255,000	288,418
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	205,000	223,313
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039	100,000	104,893
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047	240,000	251,054
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/2025 (Prerefunded 6/01/2020)	195,000	201,770
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	15,000	15,450
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	50,000	52,297
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	175,000	176,680
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare Issue), “A”, 5.5%, 1/01/2036	285,000	339,609
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/2041 (Prerefunded 1/01/2021)	475,000	508,383
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	175,000	201,094
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	110,000	125,776
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	480,000	539,957
Prince George's County, MD, Special Obligation Bonds (Westphalia Town Center Project), 5.25%, 7/01/2048	130,000	142,164
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	80,000	88,850
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	135,000	148,549
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	140,000	153,552
		$3,938,533
Massachusetts - 3.4%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/2036	$460,000	$492,444
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2035	40,000	46,969
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037	1,270,000	1,264,565
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 5%, 6/01/2039	100,000	119,035
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 4%, 6/01/2049	95,000	100,908
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	310,000	350,616
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	79,566	22,234
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047	130,000	142,945
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057	425,000	465,953
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033 (Prerefunded 11/15/2023)	175,000	211,320
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043 (Prerefunded 11/15/2023)	275,000	334,678
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2033	110,000	139,009
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	60,000	71,091
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	75,000	88,421
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 4%, 7/01/2044	4,785,000	5,095,594
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 5%, 7/01/2044	105,000	122,994
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	120,000	135,839

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	$635,000	$671,214
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	215,000	222,370
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2037	65,000	70,951
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	65,000	69,013
		$10,238,163
Michigan - 2.6%
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2043	$185,000	$204,251
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5.25%, 7/01/2039	1,120,000	1,217,967
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/2036	55,000	57,764
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/2041	75,000	78,629
Eastern Michigan University Board of Regents, General Rev., “A”, 4%, 3/01/2047	890,000	966,798
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2037	45,000	48,295
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2047	110,000	116,230
Michigan Building Authority Rev., “I”, 4%, 10/15/2049	290,000	320,937
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	90,000	95,725
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	110,000	119,045
Michigan Finance Authority Hospital Rev. (Henry Ford Health System), “A”, 4%, 11/15/2050	1,015,000	1,091,714
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	440,000	523,591
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	120,000	139,118
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	270,000	312,126
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	180,000	207,540
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), “D-2”, 5%, 7/01/2034	115,000	133,358
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2046	150,000	156,765
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2051	100,000	104,205
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2046	190,000	198,569
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2051	190,000	197,990
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	65,000	74,269
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	75,000	86,348
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	55,000	62,576
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	160,000	181,093
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, AGM, 5%, 12/01/2040	1,160,000	1,344,034
		$8,038,937
Minnesota - 0.5%
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	$175,000	$192,276
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	310,000	362,638
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	170,000	185,878
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	240,000	279,614
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052	105,000	111,562
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 9/01/2031	120,000	129,064
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 9/01/2042 (Prerefunded 9/01/2021)	240,000	266,460
		$1,527,492
Mississippi - 1.4%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	$2,070,000	$2,304,821
Mississippi Development Bank Special Obligation (Hancock County Gomesa Project), 4.55%, 11/01/2039	150,000	152,484
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6.25%, 10/01/2026	125,000	132,109
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6.5%, 10/01/2031	190,000	200,680
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	275,000	301,040

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2023	$710,000	$796,236
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	215,000	239,611
		$4,126,981
Missouri - 1.3%
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2055	$615,000	$723,769
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2049	1,025,000	1,214,287
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 4.375%, 2/01/2031	100,000	106,762
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040	100,000	108,796
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050	395,000	422,915
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	80,000	86,387
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	55,000	58,377
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	140,000	147,679
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	95,000	100,976
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	185,000	195,445
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	405,000	429,531
St. Louis, MO, Industrial Development Authority Rev. (St. Andrew's Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	400,000	426,308
		$4,021,232
Nebraska - 0.3%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	$210,000	$270,787
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2042	420,000	560,540
		$831,327
Nevada - 0.5%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035	$265,000	$285,312
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045	205,000	218,200
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048	175,000	184,746
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2047	175,000	185,708
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2033	10,000	12,194
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2038	10,000	11,879
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	40,000	42,980
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	50,000	53,341
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), Capital Appreciation, “C”, 0%, 7/01/2058	4,000,000	544,800
		$1,539,160
New Hampshire - 0.4%
National Finance Authority, New Hampshire Resource Recovery Refunding Rev. (Covanta Project), “C”, 4.875%, 11/01/2042	$595,000	$619,579
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/2029 (Put Date 10/01/2019)	130,000	130,421
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	225,000	268,308
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	225,000	264,263
		$1,282,571

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - 3.8%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2037	$45,000	$52,610
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2042	60,000	69,392
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	50,000	59,264
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	70,000	80,400
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	70,000	78,772
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.375%, 1/01/2043	420,000	469,598
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	210,000	234,578
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2031	1,765,000	2,064,097
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5%, 1/01/2034	80,000	82,812
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.125%, 1/01/2039	175,000	180,814
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.25%, 1/01/2044	465,000	481,438
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	140,000	154,703
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	180,000	196,078
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/2023	910,000	986,686
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	910,000	999,034
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	250,000	287,817
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	365,000	412,351
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	130,000	131,682
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 5%, 7/01/2033	520,000	599,529
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	780,000	877,055
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2031	185,000	216,463
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2032	190,000	221,369
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2033	160,000	185,811
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2034	160,000	185,083
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2035	140,000	161,379
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2036	165,000	189,300
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2037	275,000	313,943
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2029	305,000	360,440
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2031	205,000	238,589
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2035	525,000	311,456
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2036	1,375,000	782,389
		$11,664,932
New Mexico - 0.6%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/2040	$1,840,000	$1,904,823
New York - 6.2%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/2030 (Prerefunded 1/15/2020)	$230,000	$235,223
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	880,000	981,226
Build NYC Resource Corp. Rev. (International Leadership Charter High School Project), “A”, 6.25%, 7/01/2046	140,000	140,925
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	365,000	364,759
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	385,000	412,990
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, Unrefunded Balance, 5.75%, 2/15/2047	235,000	250,576
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033	100,000	117,355
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), “A”, 5%, 12/01/2035	100,000	116,412
New York Dormitory Authority, State Personal Income Tax Rev., “C”, 5%, 3/15/2034	1,670,000	1,767,979

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 6/15/2041	$1,345,000	$1,430,260
New York Environmental Facilities Corp., State Revolving Funds Rev., “C”, 5%, 5/15/2041	1,860,000	1,972,790
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	595,000	653,358
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	845,000	947,642
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/2049	1,065,000	1,088,441
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	885,000	936,135
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	545,000	573,574
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	510,000	608,328
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2033	300,000	356,646
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2034	170,000	201,413
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	115,000	123,961
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	514,262	544,850
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 4.75%, 11/01/2042	530,000	549,504
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph's Hospital Health Center), 5%, 7/01/2042 (Prerefunded 7/01/2022)	495,000	550,509
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (Hamlet at Wallkill Assisted Living Project), 6.5%, 1/01/2046	370,000	383,749
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	485,000	513,363
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2042	550,000	580,899
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	80,000	87,511
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	190,000	207,263
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	210,000	227,073
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2034	105,000	120,950
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	50,000	57,376
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	355,000	387,270
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	455,000	454,004
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5%, 9/15/2037	920,000	929,117
		$18,873,431
North Carolina - 0.4%
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	$130,000	$147,738
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	165,000	179,027
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	100,000	106,248
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	65,000	69,345
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	65,000	73,756
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	125,000	141,223
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	250,000	281,870
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	100,000	112,681
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	195,000	221,779
		$1,333,667
North Dakota - 0.6%
Country of Ward, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	$285,000	$329,654
Country of Ward, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	330,000	375,715
Country of Ward, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2043	900,000	1,014,813
		$1,720,182
Ohio - 8.1%
American Municipal Power, Inc. (Prairie State Energy Campus Project), “A”, 5%, 2/15/2042	$560,000	$625,509
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 6/01/2031 (Prerefunded 6/01/2020)	350,000	363,384
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.125%, 6/01/2024	645,000	631,919

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.375%, 6/01/2024	$1,290,000	$1,274,546
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.875%, 6/01/2030	2,755,000	2,716,292
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6%, 6/01/2042	1,580,000	1,570,109
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	4,400,000	4,435,596
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/2040 (Prerefunded 11/01/2020)	260,000	275,031
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2037	80,000	88,082
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2047	220,000	238,821
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2050	85,000	92,086
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Flats East Development Project), “B”, 7%, 5/15/2040	235,000	249,657
Columbus, OH, Franklin County Finance Authority Development Rev., 6%, 5/15/2035	700,000	708,666
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2042	415,000	465,514
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	565,000	603,770
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.25%, 2/15/2047	1,350,000	1,539,040
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2052	90,000	103,996
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2057	295,000	326,055
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	1,440,000	1,658,722
Franklin County, OH, Hospital Facilities Rev. (OhioHealth Corp.), “A”, 4%, 5/15/2047	460,000	499,666
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/2042	1,425,000	1,612,102
Lucas County, OH, Hospital Rev. (Promedica Healthcare), “A”, 5.25%, 11/15/2048	140,000	165,690
Miami County, OH, Hospital Facilities Rev., “A”, 5%, 8/01/2049	605,000	706,604
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028	160,000	171,368
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038	200,000	213,152
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048	260,000	277,506
Ohio Hospital Facilities Rev. (Cleveland Clinic Health System), “B”, 4%, 1/01/2046	350,000	383,078
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/2027	980,000	982,509
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2029	90,000	102,375
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.75%, 12/01/2032	595,000	646,783
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2035	210,000	228,022
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2043	235,000	245,725
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2043	290,000	312,432
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	85,000	90,167
		$24,603,974
Oklahoma - 1.4%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$60,000	$61,846
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise, “A”, 8.5%, 8/25/2026 (n)	455,000	508,399
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	200,000	219,028
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2029	55,000	67,082
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2033	285,000	340,652
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	400,000	469,648
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	430,000	509,632
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	400,000	471,188
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045	105,000	116,394
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/2035	575,000	626,842
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/2035	920,000	1,003,177
		$4,393,888
Oregon - 0.2%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/2029	$150,000	$159,765
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2036	170,000	188,555
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2040	190,000	201,250
		$549,570

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - 9.7%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$1,670,000	$1,784,328
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2028	100,000	116,220
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033	100,000	114,785
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042	120,000	132,884
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2032	245,000	278,457
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042	175,000	192,544
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2035	160,000	168,778
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2042	685,000	716,852
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	55,000	64,878
Blythe Township, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037	430,000	486,532
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	90,000	94,625
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2035	90,000	93,657
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	200,000	210,308
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/2037	265,000	286,232
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	140,000	170,534
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	120,000	145,696
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	60,000	72,508
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/2041	740,000	763,636
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	45,000	49,689
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	60,000	65,270
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039	65,000	69,214
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	40,000	42,352
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2038	230,000	253,994
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2043	305,000	334,253
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2048	310,000	338,808
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2053	295,000	321,535
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/2043	2,195,000	2,449,532
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2037	1,850,000	1,043,585
Luzerne County, PA, “A”, AGM, 5%, 11/15/2029	355,000	417,434
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	105,000	123,179
Montgomery County, PA, Higher Educational & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	205,000	221,271
Montgomery County, PA, Higher Educational & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	195,000	209,221
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/2036	1,185,000	1,336,028
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 11/15/2028	565,000	613,065
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	1,110,000	1,141,124
Northeastern PA, Hospital & Education Authority Rev. (Wilkes University Project), “A”, 5%, 3/01/2037	80,000	87,966
Pennsylvania Economic Development Financing Authority Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2030	200,000	231,428
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	645,000	654,901
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/2030 (Prerefunded 7/01/2020)	155,000	161,431
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/2041 (Prerefunded 11/01/2021)	295,000	328,067
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 6.25%, 10/01/2043 (Prerefunded 10/01/2021)	300,000	332,397
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 5%, 10/01/2044 (Prerefunded 10/01/2022)	510,000	570,149
Pennsylvania Turnpike Commission Subordinate Rev., “A”, AGM, 4%, 12/01/2049	1,755,000	1,906,246

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	$100,000	$105,036
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.25%, 8/01/2046	325,000	340,684
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	535,000	560,375
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	235,000	246,651
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	370,000	390,727
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/2033	445,000	456,543
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	755,000	774,479
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/2033	155,000	172,699
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/2043	270,000	302,143
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/2033	100,000	110,973
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	290,000	320,665
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), “I”, 5%, 12/01/2037	265,000	299,487
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), “I”, 5%, 12/01/2058	1,060,000	1,168,300
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), “III”, 5.25%, 12/01/2047	280,000	293,863
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), “III”, 5.5%, 12/01/2058	405,000	427,429
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	205,000	222,255
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	245,000	262,674
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	350,000	373,285
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2042	955,000	1,116,395
Philadelphia, PA, School District, “A”, 5%, 9/01/2033	40,000	48,304
Philadelphia, PA, School District, “A”, 5%, 9/01/2035	100,000	119,547
Philadelphia, PA, School District, “A”, 5%, 9/01/2036	50,000	59,569
Philadelphia, PA, School District, “A”, 5%, 9/01/2037	50,000	59,391
Philadelphia, PA, School District, “A”, 5%, 9/01/2038	50,000	59,220
Philadelphia, PA, School District, “B”, 5%, 9/01/2043	150,000	175,830
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2032	80,000	105,199
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2033	60,000	79,667
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 4%, 9/01/2035	30,000	33,896
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2044	205,000	249,028
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	885,000	920,214
State Public School Building Authority, PA, School Lease Rev. (School District of Philadelphia Project), 5%, 4/01/2028	250,000	270,710
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	40,000	40,477
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	30,000	31,447
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	60,000	65,169
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	60,000	64,338
		$29,522,262
Puerto Rico - 9.9%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$95,000	$97,592
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	420,000	432,797
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2041	505,000	551,349
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2029	125,000	140,436
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	125,000	138,371
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	330,000	365,485
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	410,000	452,476
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	745,000	761,822
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	75,000	75,657

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	$2,380,000	$2,555,477
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	735,000	802,458
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	1,110,000	1,165,489
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	175,000	190,148
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,380,000	1,499,825
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	930,000	1,026,246
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	190,000	201,523
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	190,000	201,162
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NATL, 5%, 7/01/2038	75,000	75,085
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	95,000	99,889
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	110,000	113,684
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	990,000	1,030,768
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2020	460,000	468,105
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	160,000	162,877
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	460,000	471,302
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	960,000	969,360
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	10,000	10,132
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	280,000	290,934
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 4.75%, 7/01/2033	45,000	44,999
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	30,000	30,338
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2025	30,000	30,325
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	70,000	70,847
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2020	85,000	85,603
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2032	1,960,000	1,484,700
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2024	125,000	126,407
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	10,000	10,104
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	75,000	76,937
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	320,000	338,800
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	55,000	58,254
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2026	110,000	116,931
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	490,000	521,365
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	1,165,000	1,235,657
Puerto Rico Electric Power Authority Rev., “WW”, 5%, 7/01/2028	1,650,000	1,249,875
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026	820,000	839,475
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	560,000	560,638
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	30,000	29,871
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2021	5,000	4,993
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	100,000	101,793
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	65,000	64,897
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	120,000	122,105
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	20,000	19,960
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	375,000	378,300
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	130,000	129,719
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	140,000	140,188
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	140,000	138,383

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	$110,000	$110,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	70,000	66,325
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	125,000	117,812
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2023	585,000	624,558
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	345,000	372,169
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	365,000	399,376
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	975,000	1,071,242
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	40,000	41,096
Puerto Rico Public Buildings Authority Government Facilities Rev., “I”, ASSD GTY, 5%, 7/01/2036	85,000	86,644
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	190,000	193,952
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2028	65,000	66,175
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	780,000	828,181
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	38,000	39,210
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	1,187,000	1,160,649
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	270,000	269,986
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	231,000	222,930
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	5,000	4,719
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	93,000	89,920
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	144,000	110,556
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,571,000	987,782
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,498,000	840,273
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	252,000	57,897
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	526,000	89,004
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	70,000	70,759
		$30,283,128
Rhode Island - 0.1%
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	$260,000	$271,326
South Carolina - 2.0%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$905,000	$963,508
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	105,000	108,919
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2037	75,000	80,855
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 4%, 11/01/2029	160,000	169,822
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2033	170,000	188,484
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	120,000	131,771
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2042	300,000	327,252
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2046	165,000	179,771
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	770,000	895,787
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	240,000	259,186
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	225,000	242,388
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/2043	525,000	581,474
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/2043	1,300,000	1,439,841
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2048	490,000	561,584
		$6,130,642

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - 6.2%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	$1,710,000	$1,929,307
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), 6%, 7/01/2038 (Prerefunded 7/01/2020)	365,000	380,976
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	85,000	99,849
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2031	100,000	116,800
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	65,000	74,662
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Trousdale Foundation Properties), “A”, 6.25%, 4/01/2049	850,000	945,370
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2035	395,000	462,138
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2034	15,000	17,525
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2039	25,000	28,737
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health), 5%, 11/15/2040 (u)	12,500,000	12,625,500
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	510,000	561,933
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	905,000	1,084,434
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2025	450,000	519,053
		$18,846,284
Texas - 8.0%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	$90,000	$94,869
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	385,000	404,204
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2038	95,000	99,476
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2048	150,000	155,110
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2053	155,000	159,754
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	65,000	77,338
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	105,000	124,299
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	20,000	22,999
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	45,000	52,498
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	35,000	40,989
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	50,000	58,190
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045	175,000	196,737
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2033	170,000	194,640
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/2041 (Prerefunded 8/15/2021)	130,000	141,641
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/2042	915,000	969,278
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2043	275,000	310,098
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/2040 (Prerefunded 12/01/2020)	570,000	606,776
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/2045 (Prerefunded 12/01/2020)	350,000	373,159
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	720,000	792,878
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/2044	245,000	268,155
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/2025	405,000	412,278
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2035	170,000	192,824
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2036	300,000	338,949
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2037	405,000	455,678
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2038	340,000	381,310
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2031	205,000	233,120
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	30,000	34,070
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	75,000	84,947
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2038	1,205,000	558,698
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	125,000	55,823
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	315,000	108,584
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/2038	470,000	505,673
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	325,000	333,005
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	700,000	766,521
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	1,455,000	1,629,076
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/2031	250,000	272,742

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	$90,000	$90,258
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2044	145,000	162,787
Mission, TX, Economic Development Corp. (NatGasoline Project), 4.625%, 10/01/2031	355,000	380,095
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5%, 11/15/2026	25,000	26,481
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.375%, 11/15/2036	40,000	42,818
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2046	80,000	84,764
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2052	90,000	95,017
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2031	30,000	35,335
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 4%, 7/01/2036	135,000	144,068
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2046	275,000	311,336
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2051	345,000	389,208
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4%, 7/01/2031	65,000	70,374
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.25%, 7/01/2036	95,000	102,796
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 5%, 7/01/2046	250,000	277,732
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.75%, 7/01/2051	215,000	234,154
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2030	50,000	55,062
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2035	45,000	48,800
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2047	120,000	127,963
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.5%, 8/15/2035	175,000	194,596
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.75%, 8/15/2045	225,000	249,871
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2033	10,000	10,381
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2038	25,000	25,800
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2048	80,000	82,079
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2032	45,000	46,776
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2037	50,000	51,656
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2042	65,000	66,814
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5.25%, 6/15/2048	125,000	129,088
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	275,000	289,891
North Texas Tollway Authority Rev., 6%, 1/01/2038 (Prerefunded 1/01/2021)	1,505,000	1,606,618
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	445,000	506,072
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.5%, 11/15/2034	195,000	226,104
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.75%, 11/15/2044	360,000	420,358
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 8%, 11/15/2049	265,000	313,233
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	160,000	163,274
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	200,000	200,734
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	215,000	214,146
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Senior Living - Ventana Project), “B-3”, 3.875%, 11/15/2022	150,000	150,076
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), 5.25%, 11/15/2047	200,000	204,600

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), “A”, 5%, 11/15/2045	$225,000	$225,947
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), “B”, 5%, 11/15/2036	1,110,000	1,129,070
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8.25%, 11/15/2044 (d)(q)	1,500,000	1,425,000
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	110,000	118,812
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	240,000	262,046
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	280,000	329,535
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	225,000	261,682
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	470,000	543,865
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2037	50,000	24,759
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2038	40,000	18,708
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	45,000	19,913
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	45,000	18,782
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2041	85,000	33,533
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	115,000	42,897
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	95,000	33,546
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	195,000	208,777
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	370,000	396,710
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), Unrefunded Balance, 7%, 11/01/2030	25,000	25,863
		$24,457,046
Utah - 0.8%
Salt Lake City, UT, Hospital Authority Rev. (Intermountain Health Care), ETM, AAC, 10.526%, 5/15/2020 (p)	$100,000	$103,310
Salt Lake City, UT, Salt Lake City International Airport Rev., “A”, 5%, 7/01/2043	770,000	911,965
Utah Charter School Finance Authority, Charter School Rev. (Da Vinci Academy of Science & Arts), 4%, 4/15/2047	475,000	497,439
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2036	100,000	106,351
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046	150,000	157,056
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy Project), 6%, 4/15/2045	180,000	182,295
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy), 5%, 4/15/2030	105,000	105,991
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 7/15/2037	470,000	470,385
		$2,534,792
Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, 4%, 7/01/2028	$235,000	$248,487
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028)	120,000	132,565
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.75%, 6/15/2030	145,000	153,256
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	150,000	156,944
		$691,252
Virginia - 1.2%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$790,000	$852,133
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/2048	196,784	17,219
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037	115,000	125,608
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045	300,000	314,697
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045	110,000	119,186
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	630,000	697,883
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	1,225,000	1,331,587
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038)	100,000	104,656
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), 6.25%, 3/01/2019 (a)(d)	1,798,696	180

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2020 (a)(d)	$673,309	$67
		$3,563,216
Washington - 1.9%
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	$225,000	$251,494
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	290,000	318,231
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	560,000	603,137
Kalispel Tribe Indians, WA, Priority District Rev., “A”, 5%, 1/01/2032 (n)	190,000	211,635
Kalispel Tribe Indians, WA, Priority District Rev., “A”, 5.25%, 1/01/2038 (n)	210,000	231,905
Kalispel Tribe Indians, WA, Priority District Rev., “B”, 5.25%, 1/01/2038 (n)	100,000	110,431
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 10/01/2036	1,500,000	1,506,165
Seattle, WA, Port Rev., 4%, 4/01/2044	165,000	179,992
Seattle, WA, Port Rev., 5%, 4/01/2044	620,000	740,832
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	185,000	213,383
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	180,000	206,274
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2048	160,000	168,578
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2053	125,000	131,324
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2048	100,000	107,238
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036	140,000	153,247
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046	225,000	243,261
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051	260,000	280,433
		$5,657,560
West Virginia - 0.6%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	$75,000	$84,092
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2030	150,000	167,387
Monongalia County, WV, Special District Excise Tax Rev., Refunding & Improvement Bonds (University Town Centre Economic Opportunity Development District), “A”, 5.5%, 6/01/2037	120,000	129,978
West Virginia Hospital Finance Authority Hospital Rev. (Cabell Huntington Hospital Obligated Group), “A”, 5%, 1/01/2043	605,000	704,057
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038 (a)(d)	905,000	659,419
		$1,744,933
Wisconsin - 5.6%
Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	$40,000	$46,536
Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2054	55,000	63,370
Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2058	65,000	73,055
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2027	220,000	244,220
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2032	205,000	223,462
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2037	110,000	118,481
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2039	110,000	118,010
Wisconsin Health & Educational Facilities Authority Rev. (Aspirusm, Inc. Obligated Group), 4%, 8/15/2048	2,000,000	2,148,080
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2026 (Prerefunded 7/15/2021)	320,000	343,914
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2028 (Prerefunded 7/15/2021)	95,000	102,099
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	235,000	265,338
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2040	45,000	47,267
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2045	60,000	62,789
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2050	240,000	250,690
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2037	75,000	80,703

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2047	$110,000	$117,234
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2033	50,000	53,882
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2048	250,000	263,707
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 4%, 9/01/2020	45,000	45,719
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025	65,000	71,985
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030	155,000	166,403
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038	150,000	157,958
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	100,000	110,948
Wisconsin Public Finance Authority Hospital Rev. (WakeMed), “A”, 4%, 10/01/2049	1,995,000	2,136,904
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027	1,315,000	1,494,603
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037	865,000	1,032,429
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	510,000	608,675
Wisconsin Public Finance Authority Rev. (Celanese Corp.), “B”, 5%, 12/01/2025	325,000	372,697
Wisconsin Public Finance Authority Rev. (Denver International Airport Great Hall Project), 5%, 9/30/2037	325,000	378,599
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	355,000	396,858
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037	90,000	99,603
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042	55,000	60,260
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047	290,000	316,622
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052	90,000	98,016
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029	260,000	276,344
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034	240,000	256,867
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044	225,000	243,022
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049	265,000	288,691
Wisconsin Public Finance Authority Student Housing Rev. (Western Carolina University Project), 5.25%, 7/01/2047	345,000	370,696
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	135,000	143,247
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	560,000	610,204
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	2,560,000	2,729,805
		$17,089,992
Total Municipal Bonds		$421,605,646
Trust Units - 0.5%
Puerto Rico - 0.5%
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (tax-exempt), 8/01/2041	1,968	$1,427
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (taxable), 8/01/2042	115,697	15,619
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (tax-exempt), 8/01/2042	519,488	376,629
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (tax-exempt), 8/01/2043	168,140	121,902
COFINA Series 2007A Senior Bonds Due 2044 National Custodial Trust (tax-exempt), 8/01/2044	504,420	365,704
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/01/2045	18,574	2,507
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (tax-exempt), 8/01/2045	56,407	40,895
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (taxable), 8/01/2046	294,917	39,814
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (tax-exempt), 8/01/2046	1,063,324	770,910
Total Trust Units		$1,735,407

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) - 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 2.31% (v)	1,752,861	$1,752,861

Other Assets, Less Liabilities - (2.0)%		(6,242,220)
Variable Rate Municipal Term Preferred Shares (VMTPS), at liquidation value (issued by the fund) - (37.3)%		(113,750,000)
Net assets applicable to common shares - 100.0%		$305,101,694
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,752,861 and $423,341,053, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,877,134, representing 0.9% of net assets applicable to common shares.
(p)	Primary market inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$423,341,053	$—	$423,341,053
Mutual Funds	1,752,861	—	—	1,752,861
Total	$1,752,861	$423,341,053	$—	$425,093,914
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,334,642	$55,582,415	$55,165,482	$1,268	$18	$1,752,861
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$58,508	$—